Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Schedule of compensation paid to key management personnel
The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2020	2019	2018
Short-term benefits(a)	36	31	38
Post-employment benefits(b)	3	(8)	9
Share-based payment	18	30	33
Total recognized in profit or loss	57	53	80
(a) Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).
(b) This line item includes in 2019 the favorable impact of top-up pension plan amendments following the application of the Pacte law in France.

Summary of aggregate amounts payable to key management personnel
The table below shows (i) the aggregate top-up pension obligation in favor of certain corporate officers who hold or have held executive positions within Sanofi and of Executive Committee members, and (ii) the aggregate amount of termination benefits and lump-sum retirement benefits payable to key management personnel.

(€ million)	2020	2019	2018
Aggregate top-up pension obligation	28	48	59
Aggregate termination benefits and lump-sum retirement benefits	6	5	10